Operating revenue	12 Months Ended
Dec. 31, 2021
Operating revenue

28	Operating revenue

(a) Revenue from sanitation services:

	2021	2020	2019

Metropolitan Region of São Paulo	11,529,229	10,722,384	11,849,776
Regional Systems	4,774,977	4,435,396	4,284,256
Total	16,304,206	15,157,780	16,134,032

(b) Reconciliation from gross operating income to net operating income:

	2021	2020	2019

Revenue from sanitation services (i)	16,304,206	15,157,780	16,134,032
Construction revenue	4,376,739	3,716,616	2,946,566
Sales tax	(1,121,905)	(1,009,358)	(1,035,051)
Regulatory, Control and Oversight Fee (TRCF)	(67,979)	(67,497)	(61,893)
Net revenue	19,491,061	17,797,541	17,983,654

(i)	Includes the amount of R$ 80,329 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 72,962 in 2020).